Note 15 - Commitments - Outstanding Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commitments	$ 444,233	$ 280,965
Commitments to Extend Credit [Member]
Commitments	443,364	280,379
Financial Standby Letter of Credit [Member]
Commitments	$ 869	$ 586